Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Revenue	$ 125,960	$ 97,321	$ 130,583	$ 94,908	$ 69,394
Costs and expenses:
Cost of sales	33,764	27,122	36,139	25,626	18,196
Labor	40,295	30,565	41,545	30,394	21,186
Operating	17,810	14,249	19,297	14,292	10,482
Occupancy	7,536	5,558	7,622	5,654	4,314
General and administrative	6,419	5,611	7,478	5,293	4,617
Advisory agreement termination fee	2,000
Settlement with former director		245	245
Marketing	954	733	964	655	533
Restaurant pre-opening	2,914	2,568	3,385	1,959	1,673
Depreciation and amortization	4,672	3,141	4,448	2,732	1,549
Total costs and expenses	116,364	89,792	121,123	86,605	62,550
Income from operations	9,596	7,529	9,460	8,303	6,844
Interest expense	5,451	3,134	4,362	3,584	3,114
Income before income taxes	4,145	4,395	5,098	4,719	3,730
Income tax expense	1,243	1,248	1,634	1,428	1,077
Net Income	2,902	3,147	3,464	3,291	2,653
Undistributed earnings allocated to participating interests	2,171	3,110	3,423	5,617	2,620
Net income (loss) available to common stockholders	$ 731	$ 37	$ 41	$ (2,326)	$ 33
Net earnings (loss) per share-basic	$ 0.21	$ 0.20	$ 0.21	$ (17.18)	$ 0.26
Net earnings (loss) per share-diluted	$ 0.19	$ 0.20	$ 0.20	$ (17.18)	$ 0.25
Weighted-average shares outstanding-basic	3,539,732	181,117	191,166	135,392	126,218
Weighted-average shares outstanding-diluted	11,501,870	10,845,694	10,852,651	135,392	10,638,514